Contract assets (Details) - Contract assets [member] - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Within 1 year [Member]
Contract assets (Details) [Line Items]
Expected loss rate		9.60%
Gross carrying amount [member] | Within 1 year [Member]
Contract assets (Details) [Line Items]
Contract assets		¥ 85.9
Allowance for credit losses [member] | Within 1 year [Member]
Contract assets (Details) [Line Items]
Contract assets		8.2
Loss allowances [Member]
Contract assets (Details) [Line Items]
Contract assets with gross amount	¥ 2.2	¥ 2.7